Report of Independent Certified Public Accountants

November 9, 2015

GO Financial LLC

7465 E. Hampton Ave.

Mesa, AZ 85209

Deutsche Bank Securities

60 Wall Street
New York, NY 10005

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by the owners and management of GO Financial LLC hereto (the “Issuer” or the “Company”), solely to assist the Issuer in the proposed offering of GO Financial Auto Securitization Trust 2015-2. The Issuer’s management is responsible for the completeness, accuracy, and reliability of the information disclosed in the Initial Data File (as defined herein). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Board of Directors and management of the Issuer. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed the procedures enumerated below and noted exceptions on the items listed below. The procedures we performed were as follows:

On October 9, 2015 the Company provided us with computer readable data files (collectively, the “Initial Data File”) containing certain characteristics of the vehicle loans (the “Loans”). We performed the procedures indicated below on a sample of Loans.

Unless otherwise indicated, the following are defined for the purposes of our procedures:

•	the phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. Such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

•	the phrase “recomputed” means we validated the number through mathematical calculation using the applicable information in the Initial Data File as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted. Such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

•	the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents may include, but are not limited to, the customer contract, Fiserv servicing system and a credit information file provided by the company.

Initial Data File Review Procedures:

The Issuer and Deutsche Bank Securities (together, the “Specified Parties”) instructed us to select 200 Loans for purposes of the Initial Data Review Procedures. The Sample Loans are listed on Appendix A. For each of the selected loans (the “Sample Loans”), Grant Thornton LLP performed comparisons and recomputations from the Initial Data File, for certain loan and vehicle characteristics, to information from the Source Documents.

The procedures we performed on the Sample Loans are listed below.

	Characteristic	Description in the Initial Data File
1	Vehicle Identification Number ("VIN")	VIN
2	Loan Number	AccountNumber
3	Borrower Last Name	LastName
4	Borrower First Name	FirstName
5	Borrower State	State
6	FICO	FICO
7	Original Amount Financed	AmountFinanced
8	APR	APR
9	Number of Total Principal + Interest Payments (made)	NumberPaymentsMade
10	Payment Frequency	PaymentFrequencyType
11	Scheduled Amount of Principal + Interest in Each Payment	MonthlyEquivalentPaymentAmount
12	First Scheduled Principal + Interest Payment Date	FirstPaymentDate
13	Scheduled Contract Maturity Date	CurrentMaturityDate
14	Origination Date	ContractDate
15	Original Term to Maturity (months)	OriginalTerm
16	Vehicle Year	AgeOfVehicleInYears
17	Vehicle Make	Make
18	Vehicle Model	Model
19	Vehicle Mileage	Odometer
20	Down Payment	TotalDownPayment

We compared Characteristics 1 through 20 (as set forth in the Initial Data File) to the corresponding information set forth in the provided Source Documents. Characteristic 19, Vehicle mileage, was considered in agreement if (1) the difference was within 2,000 miles or (2) the vehicle was 10 or more years old. We noted no unresolved discrepancies between the Initial Data File and the Source Documents:

We were not engaged to and did not conduct an examination or a review of the Initial Date File, the objective of which is the expression of opinion or limited assurance on the financial information or a part thereof. Accordingly, we do not express such an opinion or limited assurance.

Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Issuer and Deutsche Bank Securities and is not intended to be and should not be used by anyone other than these specified parties.

Grant Thornton

November 9, 2015

Appendix A

Sample	Account Number
1	199007048801
2	199008423401
3	199007723801
4	199007628601
5	199002696701
6	199007888601
7	199007790201
8	199007240201
9	199007137901
10	199002987001
11	199003735601
12	199007674901
13	199002078101
14	199007528201
15	199007290101
16	199002529101
17	199008032601
18	199002857201
19	199003272901
20	199006954601
21	199008490001
22	199007810501
23	199008076301
24	199008492601
25	199007657201
26	199008645301
27	199008604101
28	199002595301
29	199007040401
30	199007322801
31	199007273501
32	199007415601
33	199007010501
34	199007178401
35	199008125701
36	199008329401
37	199003295901
38	199008677101

39	199002382001
40	199002957601
41	199003410701
42	199008178001
43	199008521001
44	199007950501
45	199007018401
46	199003058601
47	199007331601
48	199008405801
49	199002726101
50	199008075601
51	199002036201
52	199001846001
53	199007360101
54	199006865101
55	199008267201
56	199003088801
57	199007201601
58	199008041201
59	199007932001
60	199007475401
61	199003713201
62	199008182101
63	199001987501
64	199006416501
65	199007827001
66	199003169401
67	199006759701
68	199007393901
69	199007470401
70	199007220601
71	199002440001
72	199008333901
73	199008591701
74	199002381801
75	199008269901
76	199002905901
77	199008295701
78	199007011601
79	199007160801
80	199007920701

81	199003856801
82	199001709501
83	199008155501
84	199006720901
85	199008090501
86	199007434901
87	199002624701
88	199007860901
89	199006775201
90	199008501001
91	199002739701
92	199006984401
93	199007742201
94	199007392301
95	199007190801
96	199001715801
97	199008056301
98	199008261501
99	199008042101
100	199007116401
101	199008179201
102	199007179801
103	199002295701
104	199007621201
105	199008293701
106	199007162601
107	199002805801
108	199003202501
109	199002175101
110	199007376401
111	199008543001
112	199002449501
113	199006495601
114	199006896401
115	199007548301
116	199002958101
117	199006944401
118	199007694101
119	199008288101
120	199004326001
121	199002903901
122	199001327801

123	199007808401
124	199008677401
125	199007664001
126	199007310801
127	199008258201
128	199007716201
129	199002405901
130	199002480901
131	199007148101
132	199004327001
133	199002552001
134	199008053901
135	199002930501
136	199004830601
137	199007041201
138	199008483901
139	199008343501
140	199004501701
141	199007313601
142	199006826501
143	199007982901
144	199002549901
145	199008372101
146	199001738401
147	199008097501
148	199006937601
149	199008105001
150	199008407401
151	199008018501
152	199007308301
153	199008707301
154	199002286101
155	199008376101
156	199007237401
157	199006935601
158	199001477901
159	199007543201
160	199008303001
161	199007915801
162	199008295101
163	199001536701
164	199007033001

165	199007617901
166	199007784101
167	199003198601
168	199007351701
169	199008521701
170	199001635001
171	199008086101
172	199008243701
173	199008596401
174	199007375801
175	199008288501
176	199008101901
177	199006879601
178	199007831501
179	199007539001
180	199006923401
181	199007772401
182	199007528901
183	199002060301
184	199001530001
185	199008641001
186	199007511201
187	199007386801
188	199007724201
189	199008296801
190	199008054201
191	199002720901
192	199007136101
193	199002840501
194	199007065801
195	199008420801
196	199008094601
197	199004665901
198	199008597401
199	199001801201
200	199007165901